Stock Plans, Share-Based Payments and Warrants - Summary of Restricted Stock Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Shares, Granted	510,520	2,911,829
Weighted Average Grant Date Fair Value, Granted	$ 0.31	$ 0.49
Restricted Stock [Member]
Class of Warrant or Right [Line Items]
Shares, Nonvested Beginning Balance	501,182	132,077
Shares, Granted	957,336	617,795
Shares, Vested	(501,182)	(248,690)
Shares, Nonvested Ending Balance	957,336	501,182
Weighted Average Grant Date Fair Value, Nonvested Beginning Balance	$ 0.46	$ 0.86
Weighted Average Grant Date Fair Value, Granted	0.35	0.48
Weighted Average Grant Date Fair Value, Vested	0.46	0.73
Weighted Average Grant Date Fair Value, Nonvested Ending Balance	$ 0.35	$ 0.46